Statements of Financial Condition (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	$ 2,935,642		$ 3,686,978		$ 3,309,973
Cash and cash equivalents held at brokers (restricted)	1,395,340		1,401,234		2,695,461
Foreign currencies held at brokers (restricted)	5,198,271	[1]	7,504,546	[1],[2]	6,926,407	[2]
Short-term investments	50,490,178		74,597,056		100,261,940
Receivable for investment securities sold	3,395,116
Interest receivable	1,020		2,333		1,834
Unrealized appreciation on forward currency contracts (Note 9)	2,911,141		3,723,647		3,620,413
Net unrealized depreciation on futures contracts (Note 9)	(691,436)		(152,172)		(2,043,296)
Total Assets	65,635,272		90,763,622		114,772,732
Liabilities and Shareholders' Capital
Payable for capital Shares redeemed	4,861,332
Sponsor's fees payable	49,558		74,427		89,735
Due to brokers	300,000		100,000
Unrealized depreciation on forward currency contracts (Note 9)	2,083,547		2,695,336		3,744,316
Total Liabilities	7,294,437		2,869,763		3,834,051
Commitments and Contingent Liabilities (Note 7)
Shareholders' Capital
Redeemable capital Shares, value	58,324,035		87,879,459		110,931,481
Additional paid-in capital	16,800		14,400		7,200
Total Shareholders' Capital	58,340,835		87,893,859		110,938,681
Total Liabilities and Shareholders' Capital	$ 65,635,272		$ 90,763,622		$ 114,772,732

[1]	Cost of foreign currencies at June 30, 2012 and December 31, 2011: $5,142,903 and $7,615,973, respectively.
[2]	Cost of foreign currencies at December 31, 2011 and 2010: $7,615,973 and $6,830,250, respectively.